Plant and equipment, Cost and Accumulated Depreciation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	$ 96,126
Additions	127,000	$ 0
Property, plant and equipment, ending balance	124,959	96,126
Additions to right-of-use assets	13,600	0
Right-of-Use Assets [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	674
Property, plant and equipment, ending balance	20,494	674
Mining Infrastructure [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	18,820
Property, plant and equipment, ending balance	22,873	18,820
Mining Servers [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	76,632
Property, plant and equipment, ending balance	64,111	76,632
Data Centre Infrastructure [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	8,037	0
Computer and Network Equipment [member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	8,745	0
Leasehold Improvements [member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	699	0
Cost [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	220,898	134,006
Additions	213,350	86,892
Acquired through business acquisition	23,239
Impairment	113,876
Property, plant and equipment, ending balance	457,487	220,898
Cost [Member] | Right-of-Use Assets [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	964	504
Additions	13,632	460
Acquired through business acquisition	9,606
Impairment	0
Property, plant and equipment, ending balance	24,202	964
Cost [Member] | Mining Infrastructure [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	46,707	45,287
Additions	35,229	1,420
Acquired through business acquisition	0
Impairment	25,999
Property, plant and equipment, ending balance	81,936	46,707
Cost [Member] | Mining Servers [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	173,227	88,215
Additions	157,176	85,012
Acquired through business acquisition	0
Impairment	87,877
Property, plant and equipment, ending balance	330,403	173,227
Cost [Member] | Data Centre Infrastructure [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0	0
Additions	444	0
Acquired through business acquisition	8,815
Impairment	0
Property, plant and equipment, ending balance	9,259	0
Cost [Member] | Computer and Network Equipment [member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0	0
Additions	6,297	0
Acquired through business acquisition	4,531
Impairment	0
Property, plant and equipment, ending balance	10,828	0
Cost [Member] | Leasehold Improvements [member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0	0
Additions	572	0
Acquired through business acquisition	287
Impairment	0
Property, plant and equipment, ending balance	859	0
Accumulated Depreciation and Impairment [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(124,772)	(101,483)
Depreciation	93,880	23,289
Property, plant and equipment, ending balance	(332,528)	(124,772)
Accumulated Depreciation and Impairment [Member] | Right-of-Use Assets [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(290)	(101)
Depreciation	3,418	189
Property, plant and equipment, ending balance	(3,708)	(290)
Accumulated Depreciation and Impairment [Member] | Mining Infrastructure [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(27,887)	(21,860)
Depreciation	5,177	6,027
Property, plant and equipment, ending balance	(59,063)	(27,887)
Accumulated Depreciation and Impairment [Member] | Mining Servers [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(96,595)	(79,522)
Depreciation	81,820	17,073
Property, plant and equipment, ending balance	(266,292)	(96,595)
Accumulated Depreciation and Impairment [Member] | Data Centre Infrastructure [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	1,222	0
Property, plant and equipment, ending balance	(1,222)	0
Accumulated Depreciation and Impairment [Member] | Computer and Network Equipment [member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	2,083	0
Property, plant and equipment, ending balance	(2,083)	0
Accumulated Depreciation and Impairment [Member] | Leasehold Improvements [member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	160	0
Property, plant and equipment, ending balance	$ (160)	$ 0